CAPITAL COMMITMENT	12 Months Ended
Dec. 31, 2019
Capital Commitments [Abstract]
CAPITAL COMMITMENT
38.	CAPITAL COMMITMENT

	At December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Capital expenditure in respect of the acquisition of IPP solar parks contracted for but not provided in the consolidated financial statements	34,279	30,872	23,118